COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 4,716	$ 4,504
Depreciation	2,208	2,032
Royalty expense	464	342
Community relations	29	33
Cost of sales	7,417	6,911
Inventory reduction amount	29	26
Employee benefits expense	1,520	1,350
Gold[member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	4,421	4,274
Depreciation	1,975	1,902
Royalty expense	410	308
Community relations	26	30
Cost of sales	6,832	6,514
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	292	224
Depreciation	208	100
Royalty expense	54	34
Community relations	2	3
Cost of sales	556	361
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	3	6
Depreciation	25	30
Royalty expense	0	0
Community relations	1	0
Cost of sales	$ 29	$ 36